Contract revenue - Disaggregation of Contract Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total fee and other revenue	$ 12,747	$ 13,218	$ 12,794
Income from consolidated investment management funds, net of noncontrolling interests	3,617	4,441	4,266
Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	11,646	11,454	11,666
Fee and other revenue - not in scope of ASC 606	1,176	1,794	1,126
Total fee and other revenue	12,822	13,248	12,792
Asset servicing fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	4,574	4,451	4,484
Clearing services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1,716	1,648	1,615
Issuer services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1,093	1,130	1,099
Treasury services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	603	561	554
Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	7,986	7,790	7,752
Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	3,373	3,390	3,635
Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	80	60	60
Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	115	129	140
Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	92	85	79
Investment Services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	8,254	8,047	7,988
Fee and other revenue - not in scope of ASC 606	1,002	879	956
Total fee and other revenue	9,256	8,926	8,944
Investment Services | Asset servicing fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	4,532	4,399	4,416
Investment Services | Clearing services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1,716	1,649	1,615
Investment Services | Issuer services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1,093	1,130	1,099
Investment Services | Treasury services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	602	560	553
Investment Services | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	7,943	7,738	7,683
Investment Services | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	17	17	16
Investment Services | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	77	59	61
Investment Services | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(22)	(49)	(51)
Investment Services | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	239	282	279
Investment and Wealth Management
Disaggregation of Revenue [Line Items]
Income from consolidated investment management funds, net of noncontrolling interests			(1)
Investment and Wealth Management | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	3,460	3,456	3,713
Fee and other revenue - not in scope of ASC 606	35	29	86
Total fee and other revenue	3,495	3,485	3,799
Income from consolidated investment management funds, net of noncontrolling interests	75	30	(1)
Investment and Wealth Management | Asset servicing fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	95	85	88
Investment and Wealth Management | Clearing services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0	0	0
Investment and Wealth Management | Issuer services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0	0	0
Investment and Wealth Management | Treasury services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1	1	1
Investment and Wealth Management | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	96	86	89
Investment and Wealth Management | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	3,373	3,389	3,634
Investment and Wealth Management | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	2	0	1
Investment and Wealth Management | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	137	178	191
Investment and Wealth Management | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(148)	(197)	(202)
Other | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(68)	(49)	(35)
Fee and other revenue - not in scope of ASC 606	139	886	84
Total fee and other revenue	71	837	49
Other | Asset servicing fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(53)	(33)	(20)
Other | Clearing services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0	(1)	0
Other | Issuer services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0	0	0
Other | Treasury services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0	0	0
Other | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(53)	(34)	(20)
Other | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(17)	(16)	(15)
Other | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1	1	(2)
Other | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0	0	0
Other | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	$ 1	$ 0	$ 2